Land use rights (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Land Use Rights (Textual)
Land use right amotization amount	$ 65,815	$ 73,528	$ 95,493	$ 79,346
Land use rights carrying amount pledged to bank	4,451,809		1,127,907	5,239,133
Maximum [Member]
Land Use Rights (Textual)
Period for land use rights	70 years		70 years
Minimum [Member]
Land Use Rights (Textual)
Period for land use rights	40 years		40 years
Land use rights [Member]
Land Use Rights (Textual)
Land use right amotization amount	250,793	244,467	327,419	321,127
Intangible assets carrying amounts				652,576
Sales of intangible assets				697,495
Gain on sale of intangible asset				$ 44,919